FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        November 4, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Advisor Series VIII (the trust):

             Fidelity Advisor Emerging Markets Income Fund
             Fidelity Advisor International Capital Appreciation Fund Fidelity Advisor Overseas Fund
             Fidelity Advisor Strategic Opportunities Fund (the funds)

             File No. 2-86711 and 811-3855

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/ Arthur S. Loring
                            Arthur S. Loring
                            Secretary